SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of consolidated results

									12/31/2024
P&L	Ref.	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads
Net revenues		23,178,678	13,092,645	352,508	2,892,041	521,465	4,766,343	(1,116,220)	43,687,460
In Brazil		16,901,495	1,510,550	352,508	2,892,041	521,465	4,766,343	(4,604,004)	22,340,398
Abroad		6,277,183	11,582,095					3,487,784	21,347,062
Cost of sales and services	26	(21,759,435)	(8,202,297)	(262,061)	(1,674,401)	(419,138)	(3,384,409)	3,711,045	(31,990,696)
Gross profit		1,419,243	4,890,348	90,447	1,217,640	102,327	1,381,934	2,594,825	11,696,764
General and administrative expenses	26	(1,289,952)	(267,173)	(11,336)	(266,128)	(48,674)	(815,797)	(3,610,236)	(6,309,296)
Other operating income/(expenses), net	27	(864,103)	(10,803)	(13,266)	270,024	(61,065)	(94,899)	(791,382)	(1,565,494)
Equity in results of affiliated companies	9							448,048	448,048
Operating result before Financial Income and Taxes		(734,812)	4,612,372	65,845	1,221,536	(7,412)	471,238	(1,358,745)	4,270,022

Sales by geographic area
Asia			10,698,348					3,487,784	14,186,132
North America		1,750,998							1,750,998
Latin America		70,752							70,752
Europe		4,455,433	825,935						5,281,368
Others			57,812						57,812
Foreign market		6,277,183	11,582,095					3,487,784	21,347,062
Domestic market		16,901,495	1,510,550	352,508	2,892,041	521,465	4,766,343	(4,604,004)	22,340,398
Total		23,178,678	13,092,645	352,508	2,892,041	521,465	4,766,343	(1,116,220)	43,687,460

									12/31/2023
P&L	Ref.	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads
Net revenues		22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950
In Brazil		16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Abroad		6,201,221	15,331,475					1,826,714	23,359,410
Cost of sales and services	26	(21,008,013)	(9,931,881)	(248,938)	(1,492,728)	(441,281)	(3,644,362)	3,292,014	(33,475,189)
Gross profit		1,709,473	7,203,767	17,011	1,152,221	104,454	866,191	909,644	11,962,761
General and administrative expenses	26	(1,218,767)	(421,218)	(10,558)	(218,878)	(57,854)	(557,585)	(2,005,123)	(4,489,983)
Other operating income/(expenses), net	27	(1,065,188)	(974,590)	(675)	10,390	188,866	(253,931)	(542,032)	(2,637,160)
Equity in results of affiliated companies	9							351,131	351,131
Operating result before Financial Income and Taxes		(574,482)	5,807,959	5,778	943,733	235,466	54,675	(1,286,380)	5,186,749

Sales by geographic area
Asia			14,714,924					1,826,714	16,541,638
North America		1,671,773							1,671,773
Latin America		132,219							132,219
Europe		4,397,229	616,551						5,013,780
Foreign market		6,201,221	15,331,475					1,826,714	23,359,410
Domestic market		16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Total		22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950

									12/31/2022
P&L	Ref.	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads
Net revenues		29,341,011	12,525,131	307,999	2,311,754	293,035	2,819,551	(3,236,361)	44,362,120
In Brazil		20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Abroad		8,752,776	10,825,080					826,723	20,404,579
Cost of sales and services	26	(23,256,319)	(7,105,424)	(220,491)	(1,507,028)	(287,340)	(1,974,415)	3,297,001	(31,054,016)
Gross profit		6,084,692	5,419,707	87,508	804,726	5,695	845,136	60,640	13,308,104
General and administrative expenses	26	(1,314,352)	(352,152)	(32,976)	(153,294)	(43,786)	(386,230)	(967,147)	(3,249,937)
Other operating income/(expenses), net	27	(777,976)	(449,871)	(14,353)	33,927	39,376	(105,018)	(1,380,707)	(2,654,622)
Equity in results of affiliated companies	9							237,917	237,917
Operating result before Financial Income and Taxes		3,992,364	4,617,684	40,179	685,359	1,285	353,888	(2,049,297)	7,641,462

Sales by geographic area
Asia			9,514,509					826,723	10,341,232
North America		2,018,046							2,018,046
Latin America		382,128							382,128
Europe		6,351,536	1,310,571						7,662,107
Others		1,066							1,066
Foreign market		8,752,776	10,825,080					826,723	20,404,579
Domestic market		20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Total		29,341,011	12,525,131	307,999	2,311,754	293,035	2,819,551	(3,236,361)	44,362,120